Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-40391
Entity Registrant Name	iPower Inc.
Entity Central Index Key	0001830072
Entity Tax Identification Number	82-5144171
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8798 9th Street
Entity Address, City or Town	Rancho Cucamonga
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91730
City Area Code	626
Local Phone Number	863-7344
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.001 per share
Trading Symbol	IPW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false